Commitments - Schedule of Payments of Long Term Lease Agreements (Details) - Long-term lease agreements $ in Thousands	Mar. 31, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	$ 4,809
2021
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	351
2022
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	468
2023
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	468
2024
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	468
2025
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	468
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	$ 2,586